FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
18. FAIR VALUE MEASUREMENTS
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2020 Using
	Balance Sheet Location		Level 1	Level 2	Level 3

Assets:
Equity securities	Other assets	$6,065	$6,065	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$101	—	$101	—

		Total	Fair Value Measurements at December 31, 2019 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:

Equity securities	Other assets	$402	$402	—	—
Private equities	Other assets	$2,500	—	—	$2,500
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$1,007	—	$1,007	—
The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:
Equity securities
– these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.
Derivative financial instruments
– these derivatives are foreign currency forward and option contracts. See Note 17. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.
Private equities
– investment in Porch.com, Inc. Fair value was based on cost as of December 23, 2019 as inputs for the asset were unobservable, therefore, we classified this investment within Level 3 of the fair value hierarchy at December 31, 2019. The company went public on December 23, 2020 and accordingly, the fair value was based on the closing stock price from active markets and therefore was transferred to Level 1 of the fair value hierarchy at December 31, 2020.